Global Income Builder Portfolio

January 31, 2020

Portfolio of Investments (Unaudited)

Common Stocks — 57.4%
Security	Shares	Value
________________________________________________________________________________________________________
Aerospace & Defense — 1.1%
________________________________________________________________________________________________________
Airbus SE	12,801	$1,880,005
CAE, Inc.	48,261	1,431,347
________________________________________________________________________________________________________
$3,311,352
________________________________________________________________________________________________________
Banks — 4.2%
________________________________________________________________________________________________________
Banco Santander S.A.	362,313	$1,427,836
Canadian Imperial Bank of Commerce	17,979	1,466,143
Citigroup, Inc.	24,425	1,817,464
Danske Bank A/S	56,646	945,607
HSBC Holdings PLC	108,844	791,316
ING Groep NV	88,631	962,285
KBC Group NV	8,877	651,353
KeyCorp	74,663	1,396,945
Nordea Bank Abp	86,805	684,749
Skandinaviska Enskilda Banken AB, Class A	70,867	700,302
Svenska Handelsbanken AB, Class A	69,778	683,629
Swedbank AB, Class A	47,972	736,549
UniCredit SpA	57,792	771,945
________________________________________________________________________________________________________
$13,036,123
________________________________________________________________________________________________________
Beverages — 1.4%
________________________________________________________________________________________________________
Anheuser-Busch InBev S.A./N.V.	14,951	$1,127,903
Coca-Cola Co. (The)	30,036	1,754,103
Diageo PLC	36,334	1,436,759
________________________________________________________________________________________________________
$4,318,765
________________________________________________________________________________________________________
Biotechnology — 0.5%
________________________________________________________________________________________________________
CSL, Ltd.	7,171	$1,474,850
________________________________________________________________________________________________________
$1,474,850
________________________________________________________________________________________________________
Building Products — 0.5%
________________________________________________________________________________________________________
Assa Abloy AB, Class B	70,237	$1,667,166
________________________________________________________________________________________________________
$1,667,166
________________________________________________________________________________________________________
Capital Markets — 0.5%
________________________________________________________________________________________________________
Morgan Stanley	28,166	$1,471,955
________________________________________________________________________________________________________
$1,471,955
________________________________________________________________________________________________________
Chemicals — 1.1%
________________________________________________________________________________________________________
BASF SE	14,001	$945,021
Chr. Hansen Holding A/S	14,148	1,052,933
Sika AG	8,194	1,473,489
________________________________________________________________________________________________________
$3,471,443
________________________________________________________________________________________________________
Construction & Engineering — 0.0%(1)
________________________________________________________________________________________________________
Abengoa S.A., Class A(2)	36,194	$789
Abengoa S.A., Class B(2)	374,261	4,019
________________________________________________________________________________________________________
$4,808
________________________________________________________________________________________________________
Consumer Finance — 0.7%
________________________________________________________________________________________________________
Capital One Financial Corp.	15,377	$1,534,625
OneMain Holdings, Inc.	16,455	697,198
________________________________________________________________________________________________________
$2,231,823
________________________________________________________________________________________________________
Diversified Financial Services — 1.5%
________________________________________________________________________________________________________
Berkshire Hathaway, Inc., Class B(2)	8,952	$2,009,098
ORIX Corp.	149,759	2,529,798
________________________________________________________________________________________________________
$4,538,896
________________________________________________________________________________________________________
Diversified Telecommunication Services — 0.2%
________________________________________________________________________________________________________
Deutsche Telekom AG	41,895	$678,523
________________________________________________________________________________________________________
$678,523
________________________________________________________________________________________________________
Electric Utilities — 1.8%
________________________________________________________________________________________________________
Enel SpA	88,187	$768,665
Fortum Oyj	36,593	885,547
Iberdrola S.A.	130,607	1,429,015
NextEra Energy, Inc.	9,644	2,586,521
________________________________________________________________________________________________________
$5,669,748
________________________________________________________________________________________________________
Electrical Equipment — 1.1%
________________________________________________________________________________________________________
ABB, Ltd.	10,046	$233,890
Melrose Industries PLC	1,022,646	3,134,092
________________________________________________________________________________________________________
$3,367,982
________________________________________________________________________________________________________
Electronic Equipment, Instruments & Components — 1.3%
________________________________________________________________________________________________________
CDW Corp.	7,462	$973,418
Keyence Corp.	6,074	2,041,817
Murata Manufacturing Co., Ltd.	15,815	895,363
________________________________________________________________________________________________________
$3,910,598
________________________________________________________________________________________________________
Energy Equipment & Services — 0.3%
________________________________________________________________________________________________________
Schlumberger, Ltd.	30,175	$1,011,164
________________________________________________________________________________________________________
$1,011,164
________________________________________________________________________________________________________
Entertainment — 1.1%
________________________________________________________________________________________________________
Nintendo Co., Ltd.	2,694	$991,003
Walt Disney Co. (The)	18,236	2,522,221
________________________________________________________________________________________________________
$3,513,224
________________________________________________________________________________________________________
Equity Real Estate Investment Trusts (REITs) — 1.1%
________________________________________________________________________________________________________
American Tower Corp.	7,023	$1,627,510
Equity Residential	10,358	860,543
Simon Property Group, Inc.	6,600	878,790
________________________________________________________________________________________________________
$3,366,843
________________________________________________________________________________________________________
Food Products — 1.4%
________________________________________________________________________________________________________
Mondelez International, Inc., Class A	30,911	$1,773,673
Nestle S.A.	22,580	2,490,407
________________________________________________________________________________________________________
$4,264,080
________________________________________________________________________________________________________
Gas Utilities — 0.2%
________________________________________________________________________________________________________
Snam SpA	89,133	$477,723
________________________________________________________________________________________________________
$477,723
________________________________________________________________________________________________________
Health Care Equipment & Supplies — 2.4%
________________________________________________________________________________________________________
Baxter International, Inc.	17,534	$1,564,383
Boston Scientific Corp.(2)	45,265	1,895,246
Danaher Corp.	9,512	1,530,195
Intuitive Surgical, Inc.(2)	2,596	1,453,189
Straumann Holding AG	1,196	1,139,946
________________________________________________________________________________________________________
$7,582,959
________________________________________________________________________________________________________
Health Care Providers & Services — 0.5%
________________________________________________________________________________________________________
Anthem, Inc.	5,455	$1,447,102
________________________________________________________________________________________________________
$1,447,102
________________________________________________________________________________________________________
Hotels, Restaurants & Leisure — 0.8%
________________________________________________________________________________________________________
Compass Group PLC	60,007	$1,483,505
Sodexo S.A.	8,700	910,932
________________________________________________________________________________________________________
$2,394,437
________________________________________________________________________________________________________
Industrial Conglomerates — 1.0%
________________________________________________________________________________________________________
DCC PLC	18,314	$1,478,708
Siemens AG	13,309	1,641,507
________________________________________________________________________________________________________
$3,120,215
________________________________________________________________________________________________________
Insurance — 2.2%
________________________________________________________________________________________________________
AIA Group, Ltd.	162,170	$1,606,934
Aviva PLC	280,659	1,470,790
Chubb, Ltd.	6,143	933,674
Progressive Corp. (The)	18,158	1,465,169
Prudential PLC	72,077	1,281,556
________________________________________________________________________________________________________
$6,758,123
________________________________________________________________________________________________________
Interactive Media & Services — 3.4%
________________________________________________________________________________________________________
Alphabet, Inc., Class C(2)	4,508	$6,465,509
Facebook, Inc., Class A(2)	12,990	2,622,811
Tencent Holdings, Ltd.	28,857	1,376,195
________________________________________________________________________________________________________
$10,464,515
________________________________________________________________________________________________________
Internet & Direct Marketing Retail — 1.8%
________________________________________________________________________________________________________
Amazon.com, Inc.(2)	2,772	$5,568,172
________________________________________________________________________________________________________
$5,568,172
________________________________________________________________________________________________________
IT Services — 1.6%
________________________________________________________________________________________________________
Amadeus IT Group S.A.	37,479	$2,938,581
Visa, Inc., Class A	10,579	2,104,904
________________________________________________________________________________________________________
$5,043,485
________________________________________________________________________________________________________
Leisure Products — 0.5%
________________________________________________________________________________________________________
Yamaha Corp.	30,986	$1,582,978
________________________________________________________________________________________________________
$1,582,978
________________________________________________________________________________________________________
Life Sciences Tools & Services — 0.3%
________________________________________________________________________________________________________
Lonza Group AG	2,622	$1,076,829
________________________________________________________________________________________________________
$1,076,829
________________________________________________________________________________________________________
Machinery — 4.1%
________________________________________________________________________________________________________
Gardner Denver Holdings, Inc.(2)	55,622	$1,964,013
ITT, Inc.	25,890	1,736,701
Komatsu, Ltd.	69,859	1,544,654
Sandvik AB	94,818	1,730,588
SMC Corp.	2,998	1,294,144
Stanley Black & Decker, Inc.	16,121	2,568,559
Xylem, Inc.	20,747	1,694,200
________________________________________________________________________________________________________
$12,532,859
________________________________________________________________________________________________________
Media — 0.0%(1)
________________________________________________________________________________________________________
Clear Channel Outdoor Holdings, Inc.(2)	3,408	$9,304
iHeartMedia, Inc., Class A(2)	715	12,641
________________________________________________________________________________________________________
$21,945
________________________________________________________________________________________________________
Metals & Mining — 0.6%
________________________________________________________________________________________________________
Rio Tinto, Ltd.	29,077	$1,886,758
________________________________________________________________________________________________________
$1,886,758
________________________________________________________________________________________________________
Multi-Utilities — 0.5%
________________________________________________________________________________________________________
CMS Energy Corp.	20,684	$1,417,061
________________________________________________________________________________________________________
$1,417,061
________________________________________________________________________________________________________
Multiline Retail — 0.2%
________________________________________________________________________________________________________
Wesfarmers, Ltd.	21,099	$633,012
________________________________________________________________________________________________________
$633,012
________________________________________________________________________________________________________
Oil, Gas & Consumable Fuels — 2.0%
________________________________________________________________________________________________________
ConocoPhillips	30,119	$1,789,972
EOG Resources, Inc.	18,141	1,322,660
Exxon Mobil Corp.	22,999	1,428,698
Phillips 66	16,984	1,551,828
________________________________________________________________________________________________________
$6,093,158
________________________________________________________________________________________________________
Paper & Forest Products — 0.1%
________________________________________________________________________________________________________
Stora Enso Oyj, Class R	35,701	$463,417
________________________________________________________________________________________________________
$463,417
________________________________________________________________________________________________________
Personal Products — 0.8%
________________________________________________________________________________________________________
Unilever PLC	40,366	$2,407,885
________________________________________________________________________________________________________
$2,407,885
________________________________________________________________________________________________________
Pharmaceuticals — 3.9%
________________________________________________________________________________________________________
Eli Lilly & Co.	13,509	$1,886,397
GlaxoSmithKline PLC	76,303	1,791,549
Novartis AG	17,627	1,665,189
Novo Nordisk A/S, Class B	27,142	1,652,178
Roche Holding AG	2,011	674,627
Sanofi	23,820	2,297,161
Zoetis, Inc.	16,533	2,218,894
________________________________________________________________________________________________________
$12,185,995
________________________________________________________________________________________________________
Professional Services — 1.4%
________________________________________________________________________________________________________
Recruit Holdings Co., Ltd.	65,789	$2,564,210
SGS S.A., Class R	147	425,223
Verisk Analytics, Inc.	7,896	1,282,863
________________________________________________________________________________________________________
$4,272,296
________________________________________________________________________________________________________
Semiconductors & Semiconductor Equipment — 1.8%
________________________________________________________________________________________________________
ASML Holding NV	7,310	$2,051,457
Infineon Technologies AG	78,869	1,694,338
Taiwan Semiconductor Manufacturing Co., Ltd. ADR	33,524	1,808,284
________________________________________________________________________________________________________
$5,554,079
________________________________________________________________________________________________________
Software — 2.5%
________________________________________________________________________________________________________
Microsoft Corp.	36,581	$6,227,184
NortonLifeLock, Inc.	48,432	1,376,437
________________________________________________________________________________________________________
$7,603,621
________________________________________________________________________________________________________
Specialty Retail — 1.8%
________________________________________________________________________________________________________
Buckle, Inc. (The)	19,660	$479,901
Industria de Diseno Textil S.A.	39,746	1,336,541
Lowe's Cos., Inc.	19,956	2,319,686
TJX Cos., Inc. (The)	25,260	1,491,350
________________________________________________________________________________________________________
$5,627,478
________________________________________________________________________________________________________
Technology Hardware, Storage & Peripherals — 1.5%
________________________________________________________________________________________________________
Apple, Inc.	14,897	$4,610,770
________________________________________________________________________________________________________
$4,610,770
________________________________________________________________________________________________________
Textiles, Apparel & Luxury Goods — 1.1%
________________________________________________________________________________________________________
adidas AG	3,688	$1,165,829
LVMH Moet Hennessy Louis Vuitton SE	4,182	1,821,144
Pandora A/S	11,122	574,071
________________________________________________________________________________________________________
$3,561,044
________________________________________________________________________________________________________
Wireless Telecommunication Services — 0.6%
________________________________________________________________________________________________________
Tele2 AB, Class B	117,332	$1,770,199
________________________________________________________________________________________________________
$1,770,199
________________________________________________________________________________________________________
Total Common Stocks (identified cost $146,853,219)	$177,467,458
________________________________________________________________________________________________________
Preferred Stocks — 0.9%
Security	Shares	Value
________________________________________________________________________________________________________
Banks — 0.1%
________________________________________________________________________________________________________
Farm Credit Bank of Texas, 6.75% to 9/15/23(3)(4)	1,115	$120,978
Wells Fargo & Co., Series Q, 5.85% to 9/15/23(4)	4,680	127,202
________________________________________________________________________________________________________
$248,180
________________________________________________________________________________________________________
Electric Utilities — 0.1%
________________________________________________________________________________________________________
SCE Trust III, Series H, 5.75% to 3/15/24(4)	15,000	$373,500
________________________________________________________________________________________________________
$373,500
________________________________________________________________________________________________________
Equity Real Estate Investment Trusts (REITs) — 0.1%
________________________________________________________________________________________________________
SITE Centers Corp., Series A, 6.375%	10,450	$280,269
SITE Centers Corp., Series K, 6.25%	1,950	50,603
________________________________________________________________________________________________________
$330,872
________________________________________________________________________________________________________
Food Products — 0.2%
________________________________________________________________________________________________________
Dairy Farmers of America, Inc., 7.875%(3)	4,700	$472,350
Ocean Spray Cranberries, Inc., 6.25%(3)	540	46,980
________________________________________________________________________________________________________
$519,330
________________________________________________________________________________________________________
Independent Power and Renewable Electricity Producers — 0.0%(1)
________________________________________________________________________________________________________
Algonquin Power & Utilities Corp., Series 19-A, 6.20% to 7/1/24(4)	3,175	$91,575
________________________________________________________________________________________________________
$91,575
________________________________________________________________________________________________________
Insurance — 0.0%(1)
________________________________________________________________________________________________________
American Equity Investment Life Holding Co., Series A, 5.95% to 12/1/24(4)	5,600	$147,056
________________________________________________________________________________________________________
$147,056
________________________________________________________________________________________________________
Multi-Utilities — 0.1%
________________________________________________________________________________________________________
DTE Energy Co., Series C, 5.25%	9,407	$241,854
________________________________________________________________________________________________________
$241,854
________________________________________________________________________________________________________
Oil, Gas & Consumable Fuels — 0.2%
________________________________________________________________________________________________________
NuStar Energy, L.P., Series B, 7.625% to 6/15/22(4)	23,750	$539,837
________________________________________________________________________________________________________
$539,837
________________________________________________________________________________________________________
Pipelines — 0.0%(1)
________________________________________________________________________________________________________
Energy Transfer Operating, L.P., Series C, 7.375% to 5/15/23(4)	3,000	$73,740
Energy Transfer Operating, L.P., Series E, 7.60% to 5/15/24(4)	2,970	74,844
________________________________________________________________________________________________________
$148,584
________________________________________________________________________________________________________
Real Estate Management & Development — 0.1%
________________________________________________________________________________________________________
Brookfield Property Partners, L.P., Series A2, 6.375%	9,125	$242,360
________________________________________________________________________________________________________
$242,360
________________________________________________________________________________________________________
Total Preferred Stocks (identified cost $2,864,599)	$2,883,148
________________________________________________________________________________________________________
Corporate Bonds & Notes — 37.6%
Security	Principal Amount* (000's omitted)	Value
________________________________________________________________________________________________________
Aerospace & Defense — 0.6%
________________________________________________________________________________________________________
BWX Technologies, Inc., 5.375%, 7/15/26(3)	215	$228,512
F-Brasile SpA/F-Brasile US LLC, 7.375%, 8/15/26(3)	200	213,500
Moog, Inc., 4.25%, 12/15/27(3)	90	92,488
TransDigm UK Holdings PLC, 6.875%, 5/15/26	200	213,569
TransDigm, Inc., 5.50%, 11/15/27(3)	370	372,960
TransDigm, Inc., 6.25%, 3/15/26(3)	419	452,677
TransDigm, Inc., 6.50%, 5/15/25	30	31,263
TransDigm, Inc., 7.50%, 3/15/27	327	358,670
________________________________________________________________________________________________________
$1,963,639
________________________________________________________________________________________________________
Auto Components — 0.7%
________________________________________________________________________________________________________
Garrett LX I S.a.r.l./Garrett Borrowing, LLC, 5.125%, 10/15/26(5)	EUR	275	$302,778
Panther BF Aggregator 2 L.P./Panther Finance Co., Inc., 4.375%, 5/15/26(5)	EUR	881	1,010,049
Panther BF Aggregator 2 L.P./Panther Finance Co., Inc., 8.50%, 5/15/27(3)	EUR	824	887,324
________________________________________________________________________________________________________
$2,200,151
________________________________________________________________________________________________________
Automobiles — 0.1%
________________________________________________________________________________________________________
General Motors Financial Co., Inc., Series A, 5.75% to 9/30/27(4)(6)	317	$319,319
Jaguar Land Rover Automotive PLC, 6.875%, 11/15/26(5)	EUR	100	118,334
________________________________________________________________________________________________________
$437,653
________________________________________________________________________________________________________
Banks — 2.7%
________________________________________________________________________________________________________
Banco Bilbao Vizcaya Argentaria S.A., 6.125% to 11/16/27(4)(6)	400	$421,206
Banco Mercantil del Norte S.A./Grand Cayman, 7.625% to 1/10/28(3)(4)(6)	200	224,555
Bank of America Corp., Series FF, 5.875% to 3/15/28(4)(6)	355	397,445
Barclays PLC, 7.75% to 9/15/23(4)(6)	495	542,369
CIT Group, Inc., 6.125%, 3/9/28	105	125,307
Citigroup, Inc., 5.95% to 1/30/23(4)(6)	125	133,499
Citigroup, Inc., Series M, 6.30% to 5/15/24(4)(6)	400	434,522
Credit Suisse Group AG, 5.10% to 1/24/30(3)(4)(6)	200	202,250
Credit Suisse Group AG, 7.50% to 7/17/23(3)(4)(6)	208	229,329
Farm Credit Bank of Texas, Series 3, 6.20% to 6/15/28(3)(4)(6)	220	235,046
Fifth Third Bancorp, Series H, 5.10% to 6/30/23(4)(6)	460	476,420
JPMorgan Chase & Co., 4.60% to 2/1/25(4)(6)	298	304,601
JPMorgan Chase & Co., Series S, 6.75% to 2/1/24(4)(6)	215	242,532
JPMorgan Chase & Co., Series X, 6.10% to 10/1/24(4)(6)	598	660,255
Lloyds Banking Group PLC, 7.50% to 9/27/25(4)(6)	400	457,778
Royal Bank of Scotland Group PLC, 8.00% to 8/10/25(4)(6)	389	454,607
Societe Generale S.A., 6.75% to 4/6/28(3)(4)(6)	210	236,159
Vivion Investments S.a.r.l, 3.00%, 8/8/24(5)	EUR	2,000	2,313,078
Zions Bancorp NA, 5.80% to 6/15/23(4)(6)	268	278,516
________________________________________________________________________________________________________
$8,369,474
________________________________________________________________________________________________________
Building Products — 0.5%
________________________________________________________________________________________________________
Builders FirstSource, Inc., 5.625%, 9/1/24(3)	133	$138,597
Builders FirstSource, Inc., 6.75%, 6/1/27(3)	76	83,452
M/I Homes, Inc., 4.95%, 2/1/28(3)	82	84,665
Masonite International Corp., 5.375%, 2/1/28(3)	105	110,712
Standard Industries, Inc., 2.25%, 11/21/26(5)	EUR	500	563,109
Taylor Morrison Communities, Inc., 5.75%, 1/15/28(3)	196	215,178
Taylor Morrison Communities, Inc., 5.875%, 6/15/27(3)	146	162,764
TRI Pointe Group, Inc./TRI Pointe Homes, Inc., 5.875%, 6/15/24	74	80,506
________________________________________________________________________________________________________
$1,438,983
________________________________________________________________________________________________________
Capital Markets — 0.2%
________________________________________________________________________________________________________
AerCap Holdings NV, 5.875% to 10/10/24, 10/10/79(4)	150	$160,766
Charles Schwab Corp. (The), Series F, 5.00% to 12/1/27(4)(6)	450	473,992
________________________________________________________________________________________________________
$634,758
________________________________________________________________________________________________________
Casino & Gaming — 0.3%
________________________________________________________________________________________________________
Cinemark USA, Inc., 4.875%, 6/1/23	430	$436,445
GLP Capital, L.P./GLP Financing II, Inc., 4.375%, 4/15/21	30	30,687
Speedway Motorsports, LLC/Speedway Funding II, Inc., 4.875%, 11/1/27(3)	156	157,560
Stars Group Holdings B.V./Stars Group US Co-Borrower, LLC, 7.00%, 7/15/26(3)	287	312,285
________________________________________________________________________________________________________
$936,977
________________________________________________________________________________________________________
Chemicals — 0.5%
________________________________________________________________________________________________________
Hexion, Inc., 7.875%, 7/15/27(3)	89	$91,895
Nufarm Australia, Ltd./Nufarm Americas, Inc., 5.75%, 4/30/26(3)	220	214,027
SPCM S.A., 4.875%, 9/15/25(3)	200	206,998
Valvoline, Inc., 5.50%, 7/15/24	45	46,762
Venator Finance S.a.r.l/Venator Materials, LLC, 5.75%, 7/15/25(3)	58	53,215
W.R. Grace & Co., 5.125%, 10/1/21(3)	750	780,525
________________________________________________________________________________________________________
$1,393,422
________________________________________________________________________________________________________
Commercial Services & Supplies — 1.4%
________________________________________________________________________________________________________
Advanced Disposal Services, Inc., 5.625%, 11/15/24(3)	170	$177,551
Autostrade per l'Italia SpA, 5.875%, 6/9/24	EUR	300	389,630
Clean Harbors, Inc., 4.875%, 7/15/27(3)	101	106,479
Clean Harbors, Inc., 5.125%, 7/15/29(3)	61	65,139
Covanta Holding Corp., 5.875%, 3/1/24	500	510,208
Covanta Holding Corp., 5.875%, 7/1/25	95	98,810
GFL Environmental, Inc., 5.375%, 3/1/23(3)	270	276,413
GFL Environmental, Inc., 8.50%, 5/1/27(3)	521	568,854
GW B-CR Security Corp., 9.50%, 11/1/27(3)	249	266,268
IPD 3 B.V., 4.50%, 7/15/22(5)	EUR	125	141,773
KAR Auction Services, Inc., 5.125%, 6/1/25(3)	171	175,773
Korn Ferry, 4.625%, 12/15/27(3)	64	64,406
Prime Security Services Borrower, LLC/Prime Finance, Inc., 9.25%, 5/15/23(3)	158	165,801
ServiceMaster Co., LLC (The), 7.45%, 8/15/27	550	632,691
Team Health Holdings, Inc., 6.375%, 2/1/25(3)	84	49,597
TMS International Holding Corp., 7.25%, 8/15/25(3)	94	89,104
Verisure Holding AB, 3.50%, 5/15/23(5)	EUR	540	613,828
________________________________________________________________________________________________________
$4,392,325
________________________________________________________________________________________________________
Communications Equipment — 0.7%
________________________________________________________________________________________________________
CommScope Technologies, LLC, 5.00%, 3/15/27(3)	175	$159,254
CommScope Technologies, LLC, 6.00%, 6/15/25(3)	71	67,939
Crystal Almond S.a.r.l, 4.25%, 10/15/24(5)	EUR	323	370,268
Matterhorn Telecom S.A., 3.125%, 9/15/26(5)	EUR	980	1,116,383
Riverbed Technology, Inc., 8.875%, 3/1/23(3)	398	256,710
Sprint Communications, Inc., 6.00%, 11/15/22	75	77,571
________________________________________________________________________________________________________
$2,048,125
________________________________________________________________________________________________________
Consumer Finance — 0.4%
________________________________________________________________________________________________________
CPUK Finance, Ltd., 4.875%, 2/28/47(5)	GBP	895	$1,226,296
William Carter Co. (The), 5.625%, 3/15/27(3)	144	153,673
________________________________________________________________________________________________________
$1,379,969
________________________________________________________________________________________________________
Containers & Packaging — 0.6%
________________________________________________________________________________________________________
ARD Finance S.A., 5.00%, (5.00% cash or 5.75% PIK), 6/30/27(5)(7)	EUR	596	$674,084
Reynolds Group Issuer, Inc./Reynolds Group Issuer, LLC, 5.125%, 7/15/23(3)	120	123,100
Trivium Packaging Finance B.V., 3.75%, 8/15/26(5)	EUR	780	907,957
Trivium Packaging Finance B.V., 5.50%, 8/15/26(3)	200	211,125
________________________________________________________________________________________________________
$1,916,266
________________________________________________________________________________________________________
Distributors — 0.6%
________________________________________________________________________________________________________
Core & Main Holdings, L.P., 8.625%, (8.625% cash or 9.375% PIK), 9/15/24(3)(7)	214	$223,719
IAA, Inc., 5.50%, 6/15/27(3)	97	103,111
Parts Europe S.A., 4.375%, (3 mo. EURIBOR + 4.375%), 5/1/22(5)(8)	EUR	662	739,052
Parts Europe S.A., 5.50%, (3 mo. EURIBOR + 5.50%), 5/1/22(5)(8)	EUR	340	379,999
Performance Food Group, Inc., 5.50%, 10/15/27(3)	169	178,299
Univar Solutions USA, Inc., 5.125%, 12/1/27(3)	65	67,558
________________________________________________________________________________________________________
$1,691,738
________________________________________________________________________________________________________
Diversified Consumer Services — 0.7%
________________________________________________________________________________________________________
GEMS MENASA Cayman, Ltd./GEMS Education Delaware, LLC, 7.125%, 7/31/26(3)	267	$279,219
GEMS MENASA Cayman, Ltd./GEMS Education Delaware, LLC, 7.125%, 7/31/26(5)	1,050	1,098,053
Laureate Education, Inc., 8.25%, 5/1/25(3)	745	799,937
________________________________________________________________________________________________________
$2,177,209
________________________________________________________________________________________________________
Diversified Financial Services — 1.2%
________________________________________________________________________________________________________
AG Issuer, LLC, 6.25%, 3/1/28(3)(9)	118	$118,405
Alliance Data Systems Corp., 4.75%, 12/15/24(3)	194	193,913
Allied Universal Holdco, LLC/Allied Universal Finance Corp., 6.625%, 7/15/26(3)	171	182,115
Alpha Holding SA de CV, 9.00%, 2/10/25(3)(9)	200	200,750
Avolon Holdings Funding, Ltd., 5.125%, 10/1/23(3)	350	381,845
DAE Funding, LLC, 4.50%, 8/1/22(3)	155	158,099
DAE Funding, LLC, 5.00%, 8/1/24(3)	255	267,429
GFL Environmental, Inc., 7.00%, 6/1/26(3)	245	256,036
Icahn Enterprises, L.P./Icahn Enterprises Finance Corp., 5.25%, 5/15/27(3)	292	293,460
Icahn Enterprises, L.P./Icahn Enterprises Finance Corp., 6.25%, 5/15/26	291	306,002
Icahn Enterprises, L.P./Icahn Enterprises Finance Corp., 6.375%, 12/15/25	120	125,500
Lincoln Financing S.a.r.l., 3.625%, 4/1/24(5)	EUR	498	565,084
Louvre Bidco SAS, 4.25%, 9/30/24(5)	EUR	215	247,719
Park Aerospace Holdings, Ltd., 5.25%, 8/15/22(3)	340	364,661
West Corp., 8.50%, 10/15/25(3)	186	148,335
________________________________________________________________________________________________________
$3,809,353
________________________________________________________________________________________________________
Diversified Telecommunication Services — 0.0%(1)
________________________________________________________________________________________________________
Level 3 Financing, Inc., 5.25%, 3/15/26	90	$93,776
________________________________________________________________________________________________________
$93,776
________________________________________________________________________________________________________
Electric Utilities — 1.0%
________________________________________________________________________________________________________
AES Corp. (The), 6.00%, 5/15/26	45	$47,502
Drax Finco PLC, 6.625%, 11/1/25(3)	1,000	1,060,065
Enviva Partners, L.P./Enviva Partners Finance Corp., 6.50%, 1/15/26(3)	277	296,188
NextEra Energy Capital Holdings, Inc., 5.65% to 5/1/29, 5/1/79(4)	155	173,700
NextEra Energy Operating Partners, L.P., 4.25%, 9/15/24(3)	95	99,117
NextEra Energy Operating Partners, L.P., 4.50%, 9/15/27(3)	150	156,777
NRG Energy, Inc., 5.25%, 6/15/29(3)	122	131,699
Pattern Energy Group, Inc., 5.875%, 2/1/24(3)	60	61,825
Southern Co. (The), Series B, 5.50% to 3/15/22, 3/15/57(4)	192	201,155
TerraForm Power Operating, LLC, 4.25%, 1/31/23(3)	95	97,884
TerraForm Power Operating, LLC, 5.00%, 1/31/28(3)	237	256,398
Vistra Energy Corp., 8.125%, 1/30/26(3)	190	202,825
Vistra Operations Co., LLC, 4.30%, 7/15/29(3)	36	37,114
Vistra Operations Co., LLC, 5.00%, 7/31/27(3)	232	238,531
________________________________________________________________________________________________________
$3,060,780
________________________________________________________________________________________________________
Entertainment — 0.8%
________________________________________________________________________________________________________
EIG Investors Corp., 10.875%, 2/1/24	480	$496,999
Go Daddy Operating Co., LLC/GD Finance Co., Inc., 5.25%, 12/1/27(3)	226	237,436
Golden Entertainment, Inc., 7.625%, 4/15/26(3)	100	108,138
Netflix, Inc., 4.875%, 6/15/30(3)	234	244,524
Netflix, Inc., 5.875%, 11/15/28	300	338,400
Pinewood Finance Co., Ltd., 3.25%, 9/30/25(5)	GBP	300	404,911
Scientific Games International, Inc., 7.00%, 5/15/28(3)	100	105,622
Scientific Games International, Inc., 7.25%, 11/15/29(3)	80	85,948
Zayo Group, LLC/Zayo Capital, Inc., 6.375%, 5/15/25	369	377,887
________________________________________________________________________________________________________
$2,399,865
________________________________________________________________________________________________________
Equity Real Estate Investment Trusts (REITs) — 0.2%
________________________________________________________________________________________________________
MGM Growth Properties Operating Partnership, L.P./MGP Finance Co-Issuer, Inc., 4.50%, 9/1/26	100	$104,268
MGM Growth Properties Operating Partnership, L.P./MGP Finance Co-Issuer, Inc., 5.625%, 5/1/24	200	218,575
MGM Growth Properties Operating Partnership, L.P./MGP Finance Co-Issuer, Inc., 5.75%, 2/1/27	101	112,489
SBA Communications Corp., 4.00%, 10/1/22	150	152,999
SBA Communications Corp., 4.875%, 9/1/24	55	57,016
________________________________________________________________________________________________________
$645,347
________________________________________________________________________________________________________
Food Products — 0.7%
________________________________________________________________________________________________________
Albertsons Cos., Inc./Safeway, Inc./New Albertsons, L.P./Albertsons, LLC, 4.875%, 2/15/30(3)(9)	91	$93,730
Albertsons Cos., Inc./Safeway, Inc./New Albertsons, L.P./Albertsons, LLC, 5.875%, 2/15/28(3)	181	193,552
JBS USA LUX S.A./JBS USA Food Co./JBS USA Finance, Inc., 5.50%, 1/15/30(3)	291	314,818
Land O' Lakes, Inc., 8.00%(3)(6)	415	419,150
Post Holdings, Inc., 5.00%, 8/15/26(3)	85	87,920
Post Holdings, Inc., 5.50%, 3/1/25(3)	190	197,204
Post Holdings, Inc., 5.50%, 12/15/29(3)	51	54,085
Post Holdings, Inc., 5.625%, 1/15/28(3)	133	140,894
US Foods, Inc., 5.875%, 6/15/24(3)	510	522,605
________________________________________________________________________________________________________
$2,023,958
________________________________________________________________________________________________________
Gas Utilities — 0.1%
________________________________________________________________________________________________________
NiSource, Inc., 5.65% to 6/15/23(4)(6)	280	$292,737
________________________________________________________________________________________________________
$292,737
________________________________________________________________________________________________________
Health Care Equipment & Supplies — 1.5%
________________________________________________________________________________________________________
Catalent Pharma Solutions, Inc., 5.00%, 7/15/27(3)	121	$127,595
Centene Corp., 4.25%, 12/15/27(3)	182	190,527
Centene Corp., 4.625%, 12/15/29(3)	319	343,930
Centene Corp., 4.75%, 1/15/25	300	310,624
Centene Corp., 5.25%, 4/1/25(3)	318	330,720
Centene Corp., 5.375%, 6/1/26(3)	445	474,192
Centene Corp., 5.375%, 8/15/26(3)	261	277,965
Centene Corp., 6.125%, 2/15/24	340	351,475
Compass Minerals International, Inc., 6.75%, 12/1/27(3)	182	195,264
Hologic, Inc., 4.375%, 10/15/25(3)	70	71,429
MPH Acquisition Holdings, LLC, 7.125%, 6/1/24(3)	1,174	1,140,083
RegionalCare Hospital Partners Holdings, Inc./LifePoint Health, Inc., 9.75%, 12/1/26(3)	429	479,954
Select Medical Corp., 6.25%, 8/15/26(3)	236	255,037
________________________________________________________________________________________________________
$4,548,795
________________________________________________________________________________________________________
Health Care Providers & Services — 1.1%
________________________________________________________________________________________________________
Eagle Holding Co. II, LLC, 7.75%, (7.75% cash or 8.50% PIK), 5/15/22(3)(7)	411	$415,842
Encompass Health Corp., 4.75%, 2/1/30	110	114,604
HCA, Inc., 5.00%, 3/15/24	110	121,914
HCA, Inc., 5.375%, 9/1/26	270	304,445
HCA, Inc., 5.625%, 9/1/28	330	382,189
HCA, Inc., 5.875%, 2/15/26	750	862,050
HCA, Inc., 5.875%, 2/1/29	190	224,457
Surgery Center Holdings, Inc., 6.75%, 7/1/25(3)	15	15,256
Surgery Center Holdings, Inc., 10.00%, 4/15/27(3)	67	75,003
Tenet Healthcare Corp., 4.625%, 9/1/24(3)	49	50,531
Tenet Healthcare Corp., 4.875%, 1/1/26(3)	290	301,963
Tenet Healthcare Corp., 5.125%, 11/1/27(3)	290	305,588
Tenet Healthcare Corp., 6.75%, 6/15/23	260	283,292
________________________________________________________________________________________________________
$3,457,134
________________________________________________________________________________________________________
Hotels, Restaurants & Leisure — 1.4%
________________________________________________________________________________________________________
1011778 B.C. Unlimited Liability Company/New Red Finance, Inc., 3.875%, 1/15/28(3)	119	$119,976
1011778 B.C. Unlimited Liability Company/New Red Finance, Inc., 4.25%, 5/15/24(3)	325	332,584
1011778 B.C. Unlimited Liability Company/New Red Finance, Inc., 4.375%, 1/15/28(3)	182	182,773
1011778 B.C. Unlimited Liability Company/New Red Finance, Inc., 5.00%, 10/15/25(3)	504	520,519
Caesars Resort Collection, LLC/CRC Finco, Inc., 5.25%, 10/15/25(3)	232	236,037
Eldorado Resorts, Inc., 6.00%, 4/1/25	141	147,841
Gateway Casinos & Entertainment, Ltd., 8.25%, 3/1/24(3)	490	511,847
Golden Nugget, Inc., 6.75%, 10/15/24(3)	266	274,030
Golden Nugget, Inc., 8.75%, 10/1/25(3)	155	163,255
Lithia Motors, Inc., 4.625%, 12/15/27(3)	91	93,275
Merlin Entertainments PLC, 5.75%, 6/15/26(3)	200	219,069
MGM Resorts International, 5.75%, 6/15/25	240	268,154
Viking Cruises, Ltd., 5.875%, 9/15/27(3)	730	749,637
Wynn Las Vegas, LLC/Wynn Las Vegas Capital Corp., 5.25%, 5/15/27(3)	213	221,254
Wynn Resorts Finance, LLC/Wynn Resorts Capital Corp., 5.125%, 10/1/29(3)	127	132,001
________________________________________________________________________________________________________
$4,172,252
________________________________________________________________________________________________________
Household Products — 0.2%
________________________________________________________________________________________________________
Central Garden & Pet Co., 5.125%, 2/1/28	50	$52,017
Central Garden & Pet Co., 6.125%, 11/15/23	235	242,715
Prestige Brands, Inc., 5.125%, 1/15/28(3)	64	67,040
Spectrum Brands, Inc., 5.00%, 10/1/29(3)	73	76,066
Spectrum Brands, Inc., 5.75%, 7/15/25	120	124,949
________________________________________________________________________________________________________
$562,787
________________________________________________________________________________________________________
Independent Power and Renewable Electricity Producers — 0.5%
________________________________________________________________________________________________________
Calpine Corp., 4.50%, 2/15/28(3)	195	$194,269
Calpine Corp., 5.125%, 3/15/28(3)	273	272,318
Calpine Corp., 5.25%, 6/1/26(3)	150	155,238
Calpine Corp., 5.50%, 2/1/24	45	45,697
Calpine Corp., 5.75%, 1/15/25	295	304,003
NRG Energy, Inc., 5.75%, 1/15/28	210	226,412
NRG Energy, Inc., 7.25%, 5/15/26	271	293,864
________________________________________________________________________________________________________
$1,491,801
________________________________________________________________________________________________________
Industrial Conglomerates — 0.6%
________________________________________________________________________________________________________
Advanced Drainage Systems, Inc., 5.00%, 9/30/27(3)	46	$47,626
Ellaktor Value PLC, 6.375%, 12/15/24(5)	EUR	1,310	1,490,861
Ellaktor Value PLC, 6.375%, 12/15/24(5)	EUR	200	228,397
Hillman Group, Inc. (The), 6.375%, 7/15/22(3)	139	130,356
________________________________________________________________________________________________________
$1,897,240
________________________________________________________________________________________________________
Insurance — 0.8%
________________________________________________________________________________________________________
Alliant Holdings Intermediate, LLC/Alliant Holdings Co-Issuer, 6.75%, 10/15/27(3)	332	$350,044
AmWINS Group, Inc., 7.75%, 7/1/26(3)	93	101,789
Galaxy Finco, Ltd., 9.25%, 7/31/27(5)	GBP	825	1,128,087
GTCR AP Finance, Inc., 8.00%, 5/15/27(3)	195	207,255
Hub International, Ltd., 7.00%, 5/1/26(3)	394	406,795
USI, Inc., 6.875%, 5/1/25(3)	169	173,649
________________________________________________________________________________________________________
$2,367,619
________________________________________________________________________________________________________
Machinery — 0.3%
________________________________________________________________________________________________________
Cloud Crane, LLC, 10.125%, 8/1/24(3)	101	$107,838
Colfax Corp., 6.00%, 2/15/24(3)	83	87,557
Colfax Corp., 6.375%, 2/15/26(3)	136	146,200
Granite Holdings US Acquisition Co., 11.00%, 10/1/27(3)	93	97,683
Navistar International Corp., 6.625%, 11/1/25(3)	430	451,859
________________________________________________________________________________________________________
$891,137
________________________________________________________________________________________________________
Media — 4.3%
________________________________________________________________________________________________________
Altice Financing S.A., 2.25%, 1/15/25(5)	EUR	313	$341,082
Altice Finco S.A., 4.75%, 1/15/28(5)	EUR	1,500	1,683,911
Altice France S.A., 3.375%, 1/15/28(5)	EUR	439	495,505
Altice France S.A., 5.50%, 1/15/28(3)	200	203,995
Altice France S.A., 7.375%, 5/1/26(3)	455	484,871
Altice France S.A., 8.125%, 2/1/27(3)	844	944,731
Altice Luxembourg S.A., 8.00%, 5/15/27(5)	EUR	505	634,279
Altice Luxembourg S.A., 10.50%, 5/15/27(3)	200	231,630
AMC Entertainment Holdings, Inc., 6.375%, 11/15/24	GBP	345	434,094
Cablevision Systems Corp., 5.875%, 9/15/22	50	53,839
CCO Holdings, LLC/CCO Holdings Capital Corp., 4.75%, 3/1/30(3)	322	331,652
CCO Holdings, LLC/CCO Holdings Capital Corp., 5.375%, 6/1/29(3)	110	117,772
CCO Holdings, LLC/CCO Holdings Capital Corp., 5.875%, 4/1/24(3)	1,130	1,168,606
Clear Channel Worldwide Holdings, Inc., 5.125%, 8/15/27(3)	230	237,325
Clear Channel Worldwide Holdings, Inc., 9.25%, 2/15/24(3)	42	45,815
CSC Holdings, LLC, 5.75%, 1/15/30(3)	519	558,584
CSC Holdings, LLC, 6.75%, 11/15/21	500	539,250
CSC Holdings, LLC, 7.50%, 4/1/28(3)	200	228,005
CSC Holdings, LLC, 10.875%, 10/15/25(3)	422	468,241
Diamond Sports Group, LLC/Diamond Sports Finance Co., 5.375%, 8/15/26(3)	369	368,253
Diamond Sports Group, LLC/Diamond Sports Finance Co., 6.625%, 8/15/27(3)	369	345,698
DISH DBS Corp., 7.75%, 7/1/26	119	125,170
iHeartCommunications, Inc., 6.375%, 5/1/26	16	17,718
iHeartCommunications, Inc., 8.375%, 5/1/27	140	151,966
LCPR Senior Secured Financing DAC, 6.75%, 10/15/27(3)	200	211,878
Live Nation Entertainment, Inc., 4.75%, 10/15/27(3)	185	190,670
MDC Partners, Inc., 6.50%, 5/1/24(3)	139	126,143
Nexstar Broadcasting, Inc., 5.625%, 7/15/27(3)	238	251,245
Scripps Escrow, Inc., 5.875%, 7/15/27(3)	190	199,377
Sinclair Television Group, Inc., 5.50%, 3/1/30(3)	188	192,578
Sirius XM Radio, Inc., 4.625%, 7/15/24(3)	291	302,337
Sirius XM Radio, Inc., 5.00%, 8/1/27(3)	218	229,303
Summer (BC) Holdco B S.a.r.l, 5.75%, 10/31/26(5)	EUR	520	603,569
TEGNA, Inc., 4.625%, 3/15/28(3)	108	108,743
TEGNA, Inc., 5.00%, 9/15/29(3)	181	183,489
Terrier Media Buyer, Inc., 8.875%, 12/15/27(3)	434	448,105
________________________________________________________________________________________________________
$13,259,429
________________________________________________________________________________________________________
Metals & Mining — 1.8%
________________________________________________________________________________________________________
Alcoa Nederland Holding B.V., 6.125%, 5/15/28(3)	200	$211,120
Allegheny Ludlum, LLC, 6.95%, 12/15/25	1,050	1,117,321
Allegheny Technologies, Inc., 5.875%, 12/1/27	279	284,678
Allegheny Technologies, Inc., 7.875%, 8/15/23	330	362,104
Bombardier, Inc., 6.00%, 10/15/22(3)	637	625,852
Bombardier, Inc., 6.125%, 1/15/23(3)	168	166,155
Bombardier, Inc., 7.875%, 4/15/27(3)	232	220,394
Centennial Resource Production, LLC, 5.375%, 1/15/26(3)	320	301,711
Eldorado Gold Corp., 9.50%, 6/1/24(3)	97	104,235
First Quantum Minerals, Ltd., 6.875%, 3/1/26(3)	200	192,370
First Quantum Minerals, Ltd., 7.25%, 4/1/23(3)	565	560,881
Freeport-McMoRan, Inc., 4.55%, 11/14/24	75	79,281
Freeport-McMoRan, Inc., 5.45%, 3/15/43	222	227,017
Hecla Mining Co., 6.875%, 5/1/21	178	178,044
Hudbay Minerals, Inc., 7.25%, 1/15/23(3)	115	117,348
Infrabuild Australia Pty, Ltd., 12.00%, 10/1/24(3)	332	337,672
New Gold, Inc., 6.375%, 5/15/25(3)	39	36,774
Novelis Corp., 4.75%, 1/30/30(3)	225	225,844
Novelis Corp., 5.875%, 9/30/26(3)	180	191,218
________________________________________________________________________________________________________
$5,540,019
________________________________________________________________________________________________________
Multi-Utilities — 0.3%
________________________________________________________________________________________________________
Centerpoint Energy, Inc., Series A, 6.125% to 9/1/23(4)(6)	425	$452,920
Thames Water Kemble Finance PLC, 5.875%, 7/15/22(5)	GBP	375	517,931
________________________________________________________________________________________________________
$970,851
________________________________________________________________________________________________________
Oil, Gas & Consumable Fuels — 4.5%
________________________________________________________________________________________________________
AmeriGas Partners, L.P./AmeriGas Finance Corp., 5.50%, 5/20/25	105	$112,611
AmeriGas Partners, L.P./AmeriGas Finance Corp., 5.625%, 5/20/24	24	25,565
Antero Resources Corp., 5.375%, 11/1/21	500	478,410
Archrock Partners, L.P./Archrock Partners Finance Corp., 6.25%, 4/1/28(3)	90	92,813
Ascent Resources Utica Holdings, LLC/ARU Finance Corp., 7.00%, 11/1/26(3)	342	243,794
Ascent Resources Utica Holdings, LLC/ARU Finance Corp., 10.00%, 4/1/22(3)	505	496,159
Berry Petroleum Co., LLC, 7.00%, 2/15/26(3)	115	106,990
Centennial Resource Production, LLC, 6.875%, 4/1/27(3)	303	300,484
Cheniere Energy Partners, L.P., 5.25%, 10/1/25	235	242,635
Citgo Holding, Inc., 9.25%, 8/1/24(3)	179	191,978
Crown Americas, LLC/Crown Americas Capital Corp. V, 4.25%, 9/30/26	110	114,988
Crown Americas, LLC/Crown Americas Capital Corp. VI, 4.75%, 2/1/26	120	124,992
CrownRock, L.P./CrownRock Finance, Inc., 5.625%, 10/15/25(3)	635	642,214
CVR Energy, Inc., 5.75%, 2/15/28(3)	229	224,763
DCP Midstream, L.P., Series A, 7.375% to 12/15/22(4)(6)	160	151,479
Endeavor Energy Resources, L.P./EER Finance, Inc., 5.50%, 1/30/26(3)	155	159,429
Endeavor Energy Resources, L.P./EER Finance, Inc., 5.75%, 1/30/28(3)	205	213,579
EnLink Midstream Partners, L.P., Series C, 6.00% to 12/15/22(4)(6)	424	297,196
EP Energy, LLC/Everest Acquisition Finance, Inc., 7.75%, 5/15/26(3)(10)	149	100,254
EQT Corp., 6.125%, 2/1/25	46	41,871
Extraction Oil & Gas, Inc., 5.625%, 2/1/26(3)	287	141,447
Extraction Oil & Gas, Inc., 7.375%, 5/15/24(3)	223	111,035
Gran Tierra Energy, Inc., 7.75%, 5/23/27(3)	250	243,538
Great Western Petroleum, LLC/Great Western Finance Corp., 9.00%, 9/30/21(3)	738	699,550
Hilcorp Energy I, L.P./Hilcorp Finance Co., 5.75%, 10/1/25(3)	22	19,956
Hilcorp Energy I, L.P./Hilcorp Finance Co., 6.25%, 11/1/28(3)	423	377,674
Jagged Peak Energy, LLC, 5.875%, 5/1/26	86	88,784
Laredo Petroleum, Inc., 9.50%, 1/15/25	74	67,433
Laredo Petroleum, Inc., 10.125%, 1/15/28	112	100,223
Matador Resources Co., 5.875%, 9/15/26	370	363,090
MEG Energy Corp., 7.125%, 2/1/27(3)	246	244,231
Moss Creek Resources Holdings, Inc., 7.50%, 1/15/26(3)	275	202,564
Murphy Oil USA, Inc., 4.75%, 9/15/29	131	137,137
Murphy Oil USA, Inc., 5.625%, 5/1/27	65	70,060
Nabors Industries, Ltd., 7.25%, 1/15/26(3)	110	110,413
Nabors Industries, Ltd., 7.50%, 1/15/28(3)	118	117,115
Neptune Energy Bondco PLC, 6.625%, 5/15/25(5)	1,225	1,209,675
Newfield Exploration Co., 5.625%, 7/1/24	65	71,853
Nine Energy Service, Inc., 8.75%, 11/1/23(3)	110	93,583
Odebrecht Oil & Gas Finance, Ltd., 0.0%(3)(6)	862	8,619
Parsley Energy, LLC/Parsley Finance Corp., 5.25%, 8/15/25(3)	75	77,094
Parsley Energy, LLC/Parsley Finance Corp., 5.375%, 1/15/25(3)	140	144,390
Parsley Energy, LLC/Parsley Finance Corp., 5.625%, 10/15/27(3)	137	145,405
Parsley Energy, LLC/Parsley Finance Corp., 6.25%, 6/1/24(3)	150	155,687
PBF Holding Co., LLC/PBF Finance Corp., 6.00%, 2/15/28(3)	325	333,157
PBF Holding Co., LLC/PBF Finance Corp., 7.00%, 11/15/23	100	103,349
PBF Holding Co., LLC/PBF Finance Corp., 7.25%, 6/15/25	588	625,729
Plains All American Pipeline, L.P., Series B, 6.125% to 11/15/22(4)(6)	710	658,912
Precision Drilling Corp., 6.50%, 12/15/21	5	4,564
Precision Drilling Corp., 7.125%, 1/15/26(3)	75	71,464
Precision Drilling Corp., 7.75%, 12/15/23	10	9,871
Seven Generations Energy, Ltd., 5.375%, 9/30/25(3)	255	256,272
Shelf Drilling Holdings, Ltd., 8.25%, 2/15/25(3)	440	410,296
SM Energy Co., 5.00%, 1/15/24	11	10,070
SM Energy Co., 5.625%, 6/1/25	181	164,333
SM Energy Co., 6.125%, 11/15/22	326	323,657
SM Energy Co., 6.625%, 1/15/27	174	157,874
SM Energy Co., 6.75%, 9/15/26	196	178,537
Sunoco, L.P./Sunoco Finance Corp., 4.875%, 1/15/23	145	149,229
Targa Resources Partners, L.P./Targa Resources Partners Finance Corp., 5.875%, 4/15/26	155	163,815
Teleflex, Inc., 4.625%, 11/15/27	160	168,696
Transocean Guardian, Ltd., 5.875%, 1/15/24(3)	146	149,596
Transocean Pontus, Ltd., 6.125%, 8/1/25(3)	107	110,270
Transocean Poseidon, Ltd., 6.875%, 2/1/27(3)	51	53,413
Transocean, Inc., 7.25%, 11/1/25(3)	228	215,458
Transocean, Inc., 7.50%, 1/15/26(3)	84	79,365
WPX Energy, Inc., 5.25%, 10/15/27	67	70,139
________________________________________________________________________________________________________
$13,830,826
________________________________________________________________________________________________________
Pharmaceuticals — 1.4%
________________________________________________________________________________________________________
Bausch Health Americas, Inc., 8.50%, 1/31/27(3)	448	$507,629
Bausch Health Americas, Inc., 9.25%, 4/1/26(3)	105	120,026
Bausch Health Cos, Inc., 5.00%, 1/30/28(3)	190	192,850
Bausch Health Cos, Inc., 5.25%, 1/30/30(3)	190	194,037
Bausch Health Cos, Inc., 5.50%, 3/1/23(3)	47	47,255
Bausch Health Cos, Inc., 5.50%, 11/1/25(3)	129	133,891
Bausch Health Cos, Inc., 5.75%, 8/15/27(3)	72	77,166
Bausch Health Cos, Inc., 5.875%, 5/15/23(3)	3	3,028
Bausch Health Cos, Inc., 6.125%, 4/15/25(3)	60	61,842
Bausch Health Cos, Inc., 7.00%, 3/15/24(3)	281	291,899
Bausch Health Cos, Inc., 7.00%, 1/15/28(3)	94	101,989
Bausch Health Cos, Inc., 7.25%, 5/30/29(3)	98	110,003
Bausch Health Cos, Inc., 9.00%, 12/15/25(3)	245	277,156
Catalent Pharma Solutions, Inc., 4.875%, 1/15/26(3)	270	278,194
Cheplapharm Arzneimittel GmbH, 3.50%, 2/11/27(5)(9)	EUR	340	384,948
Grifols S.A., 2.25%, 11/15/27(5)	EUR	900	1,023,098
Nidda Healthcare Holding GmbH, 3.50%, 9/30/24(5)	EUR	426	478,564
________________________________________________________________________________________________________
$4,283,575
________________________________________________________________________________________________________
Pipelines — 0.9%
________________________________________________________________________________________________________
Antero Midstream Partners, L.P./Antero Midstream Finance Corp., 5.75%, 3/1/27(3)	242	$189,359
Cheniere Corpus Christi Holdings, LLC, 5.875%, 3/31/25	171	194,578
Cheniere Corpus Christi Holdings, LLC, 7.00%, 6/30/24	122	141,532
Cheniere Energy Partners, L.P., 4.50%, 10/1/29(3)	392	399,585
Cheniere Energy Partners, L.P., 5.625%, 10/1/26	215	225,616
Crestwood Midstream Partners L.P./Crestwood Midstream Finance Corp., 5.625%, 5/1/27(3)	190	191,677
Energy Transfer Operating, L.P., 5.875%, 1/15/24	15	16,751
Energy Transfer Operating, L.P., Series A, 6.25% to 2/15/23(4)(6)	307	292,186
EnLink Midstream, LLC, 5.375%, 6/1/29	166	150,616
Five Point Operating Co., L.P./Five Point Capital Corp., 7.875%, 11/15/25(3)	123	127,611
Holly Energy Partners, L.P./Holly Energy Finance Corp., 6.00%, 8/1/24(3)	60	62,861
MPLX, L.P., 6.375%, 5/1/24(3)	105	109,293
NGPL PipeCo, LLC, 4.375%, 8/15/22(3)	50	52,121
Tallgrass Energy Partners, L.P./Tallgrass Energy Finance Corp., 5.50%, 1/15/28(3)	91	91,211
Targa Resources Partners, L.P./Targa Resources Partners Finance Corp., 6.50%, 7/15/27	102	111,435
Targa Resources Partners, L.P./Targa Resources Partners Finance Corp., 6.875%, 1/15/29	203	224,188
Williams Cos., Inc. (The), 5.75%, 6/24/44	85	101,528
________________________________________________________________________________________________________
$2,682,148
________________________________________________________________________________________________________
Real Estate Investment Trusts (REITs) — 0.8%
________________________________________________________________________________________________________
Brookfield Property REIT, Inc./BPR Cumulus, LLC/BPR Nimbus, LLC/GGSI Sellco, LLC, 5.75%, 5/15/26(3)	287	$300,002
Consus Real Estate AG, 9.625%, 5/15/24(5)	EUR	330	410,380
ESH Hospitality, Inc., 4.625%, 10/1/27(3)	225	226,541
ESH Hospitality, Inc., 5.25%, 5/1/25(3)	160	164,334
Greystar Real Estate Partners, LLC, 5.75%, 12/1/25(3)	274	283,963
RHP Hotel Properties, L.P./RHP Finance Corp., 5.00%, 4/15/23	67	68,368
VICI Properties, L.P./VICI Note Co., Inc., 3.75%, 2/15/27(3)(9)	198	199,361
VICI Properties, L.P./VICI Note Co., Inc., 4.125%, 8/15/30(3)(9)	198	201,341
VICI Properties, L.P./VICI Note Co., Inc., 4.25%, 12/1/26(3)	300	308,450
VICI Properties, L.P./VICI Note Co., Inc., 4.625%, 12/1/29(3)	300	314,055
________________________________________________________________________________________________________
$2,476,795
________________________________________________________________________________________________________
Real Estate Management & Development — 0.4%
________________________________________________________________________________________________________
AT Securities B.V., 5.25% to 7/21/23(4)(5)(6)	1,250	$1,310,969
________________________________________________________________________________________________________
$1,310,969
________________________________________________________________________________________________________
Software — 0.2%
________________________________________________________________________________________________________
CDK Global, Inc., 5.25%, 5/15/29(3)	96	$102,840
j2 Cloud Services, LLC/j2 Global Co-Obligor, Inc., 6.00%, 7/15/25(3)	255	269,557
PTC, Inc., 3.625%, 2/15/25(3)(9)	89	89,890
PTC, Inc., 4.00%, 2/15/28(3)(9)	89	90,112
SS&C Technologies, Inc., 5.50%, 9/30/27(3)	95	100,669
________________________________________________________________________________________________________
$653,068
________________________________________________________________________________________________________
Specialty Retail — 0.0%(1)
________________________________________________________________________________________________________
Entegris, Inc., 4.625%, 2/10/26(3)	77	$79,645
________________________________________________________________________________________________________
$79,645
________________________________________________________________________________________________________
Technology Hardware, Storage & Peripherals — 0.2%
________________________________________________________________________________________________________
Dell International, LLC/EMC Corp., 5.45%, 6/15/23(3)	135	$147,974
Dell International, LLC/EMC Corp., 6.02%, 6/15/26(3)	315	368,204
MTS Systems Corp., 5.75%, 8/15/27(3)	77	81,069
Presidio Holdings, Inc., 4.875%, 2/1/27(3)	63	63,109
Presidio Holdings, Inc., 8.25%, 2/1/28(3)	86	88,580
________________________________________________________________________________________________________
$748,936
________________________________________________________________________________________________________
Telecommunications — 1.8%
________________________________________________________________________________________________________
CommScope, Inc., 8.25%, 3/1/27(3)	289	$297,482
Connect Finco S.a.r.l/Connect US Finco, LLC, 6.75%, 10/1/26(3)	447	473,820
Hughes Satellite Systems Corp., 5.25%, 8/1/26	145	157,723
Hughes Satellite Systems Corp., 6.625%, 8/1/26	95	105,008
Intelsat Jackson Holdings S.A., 5.50%, 8/1/23	30	24,588
Intelsat Jackson Holdings S.A., 8.00%, 2/15/24(3)	200	205,083
Intelsat Jackson Holdings S.A., 8.50%, 10/15/24(3)	216	182,970
Sprint Capital Corp., 6.875%, 11/15/28	556	566,759
Sprint Corp., 7.875%, 9/15/23	1,558	1,658,452
T-Mobile USA, Inc., 4.50%, 2/1/26	155	159,693
T-Mobile USA, Inc., 4.75%, 2/1/28	170	181,152
Telecom Italia SpA, 3.00%, 9/30/25(5)	EUR	520	622,464
Telecom Italia SpA, 5.303%, 5/30/24(3)	337	368,169
ViaSat, Inc., 5.625%, 4/15/27(3)	143	150,043
Ypso Finance Bis S.A., 4.00%, 2/15/28(5)(9)	EUR	298	327,438
Ypso Finance Bis S.A., 6.00%, 2/15/28(3)(9)	200	198,634
________________________________________________________________________________________________________
$5,679,478
________________________________________________________________________________________________________
Toys, Games & Hobbies — 0.0%(1)
________________________________________________________________________________________________________
Mattel, Inc., 6.75%, 12/31/25(3)	127	$136,472
________________________________________________________________________________________________________
$136,472
________________________________________________________________________________________________________
Transportation — 0.3%
________________________________________________________________________________________________________
Cargo Aircraft Management, Inc., 4.75%, 2/1/28(3)	127	$129,227
CMA CGM S.A., 5.25%, 1/15/25(5)	EUR	127	111,095
Watco Cos., LLC/Watco Finance Corp., 6.375%, 4/1/23(3)	260	263,683
XPO Logistics, Inc., 6.125%, 9/1/23(3)	80	82,867
XPO Logistics, Inc., 6.50%, 6/15/22(3)	375	382,230
________________________________________________________________________________________________________
$969,102
________________________________________________________________________________________________________
Water Utilities — 0.2%
________________________________________________________________________________________________________
Anglian Water Osprey Financing PLC, 4.00%, 3/8/26(5)	GBP	475	$631,158
________________________________________________________________________________________________________
$631,158
________________________________________________________________________________________________________
Wireless Telecommunication Services — 0.1%
________________________________________________________________________________________________________
Sprint Corp., 7.625%, 3/1/26	157	$164,143
________________________________________________________________________________________________________
$164,143
________________________________________________________________________________________________________
Total Corporate Bonds & Notes (identified cost $113,424,941)	$116,111,884
________________________________________________________________________________________________________
Senior Floating-Rate Loans — 1.9%(11)
Borrower/Tranche Description	Principal Amount (000's omitted)	Value
________________________________________________________________________________________________________
Aerospace and Defense — 0.0%(1)
________________________________________________________________________________________________________
TransDigm, Inc., Term Loan, 4.15%, (1 mo. USD LIBOR + 2.50%), Maturing 5/30/25	$131	$130,792
________________________________________________________________________________________________________
$130,792
________________________________________________________________________________________________________
Business Equipment and Services — 0.1%
________________________________________________________________________________________________________
EIG Investors Corp., Term Loan, 5.67%, (2 mo. USD LIBOR + 3.75%), Maturing 2/9/23	$405	$404,003
________________________________________________________________________________________________________
$404,003
________________________________________________________________________________________________________
Cable and Satellite Television — 0.0%(1)
________________________________________________________________________________________________________
CSC Holdings, LLC, Term Loan, 4.18%, (1 mo. USD LIBOR + 2.50%), Maturing 4/15/27	$152	$152,568
________________________________________________________________________________________________________
$152,568
________________________________________________________________________________________________________
Electronics/Electrical — 0.2%
________________________________________________________________________________________________________
Cortes NP Acquisition Corporation, Term Loan, 5.65%, (1 mo. USD LIBOR + 4.00%), Maturing 11/30/23	$314	$314,336
SS&C Technologies Holdings Europe S.a.r.l, Term Loan, 3.40%, (1 mo. USD LIBOR + 1.75%), Maturing 4/16/25	49	49,529
SS&C Technologies, Inc., Term Loan, 3.40%, (1 mo. USD LIBOR + 1.75%), Maturing 4/16/25	68	68,569
SS&C Technologies, Inc., Term Loan, 3.40%, (1 mo. USD LIBOR + 1.75%), Maturing 4/16/25	290	290,606
________________________________________________________________________________________________________
$723,040
________________________________________________________________________________________________________
Farming/Agriculture — 0.0%(1)
________________________________________________________________________________________________________
BellRing Brands, LLC, Term Loan, Maturing 10/21/24(12)	$100	$102,232
________________________________________________________________________________________________________
$102,232
________________________________________________________________________________________________________
Financial Intermediaries — 0.1%
________________________________________________________________________________________________________
Spectacle Gary Holdings, LLC, Term Loan, 11.00%, (1 mo. USD LIBOR + 9.00%, Floor 2.00%), Maturing 12/23/25	$162	$170,355
Spectacle Gary Holdings, LLC, Term Loan, 0.50%, Maturing 12/23/25(13)	12	12,345
________________________________________________________________________________________________________
$182,700
________________________________________________________________________________________________________
Food Products — 0.1%
________________________________________________________________________________________________________
HLF Financing S.a.r.l, Term Loan, 4.40%, (1 mo. USD LIBOR + 2.75%), Maturing 8/18/25	$291	$293,861
________________________________________________________________________________________________________
$293,861
________________________________________________________________________________________________________
Health Care — 0.2%
________________________________________________________________________________________________________
Envision Healthcare Corporation, Term Loan, 5.40%, (1 mo. USD LIBOR + 3.75%), Maturing 10/10/25	$245	$207,007
National Mentor Holdings, Inc., Term Loan, 5.65%, (1 mo. USD LIBOR + 4.00%), Maturing 3/9/26	308	310,493
National Mentor Holdings, Inc., Term Loan, 5.65%, (1 mo. USD LIBOR + 4.00%), Maturing 3/9/26	17	17,274
________________________________________________________________________________________________________
$534,774
________________________________________________________________________________________________________
Home Furnishings — 0.0%(1)
________________________________________________________________________________________________________
Hillman Group, Inc. (The), Term Loan, 5.65%, (1 mo. USD LIBOR + 4.00%), Maturing 5/31/25	$115	$113,540
________________________________________________________________________________________________________
$113,540
________________________________________________________________________________________________________
Insurance — 0.4%
________________________________________________________________________________________________________
Asurion, LLC, Term Loan - Second Lien, 8.15%, (1 mo. USD LIBOR + 6.50%), Maturing 8/4/25	$1,221	$1,239,157
________________________________________________________________________________________________________
$1,239,157
________________________________________________________________________________________________________
Leisure Goods/Activities/Movies — 0.2%
________________________________________________________________________________________________________
Playtika Holding Corp., Term Loan, 7.65%, (1 mo. USD LIBOR + 6.00%), Maturing 12/10/24	$580	$586,344
________________________________________________________________________________________________________
$586,344
________________________________________________________________________________________________________
Lodging and Casinos — 0.1%
________________________________________________________________________________________________________
Stars Group Holdings B.V. (The), Term Loan, 5.44%, (3 mo. USD LIBOR + 3.50%), Maturing 7/10/25	$182	$183,819
________________________________________________________________________________________________________
$183,819
________________________________________________________________________________________________________
Oil and Gas — 0.1%
________________________________________________________________________________________________________
Chesapeake Energy Corporation, Term Loan, 9.93%, (3 mo. USD LIBOR + 8.00%), Maturing 6/24/24	$336	$336,420
________________________________________________________________________________________________________
$336,420
________________________________________________________________________________________________________
Radio and Television — 0.1%
________________________________________________________________________________________________________
iHeartCommunications, Inc., Term Loan, 5.78%, (1 mo. USD LIBOR + 4.00%), Maturing 5/1/26	69	69,613
iHeartCommunications, Inc., Term Loan, Maturing 5/1/26(12)	$139	$139,243
________________________________________________________________________________________________________
$208,856
________________________________________________________________________________________________________
Retailers (Except Food and Drug) — 0.1%
________________________________________________________________________________________________________
PetSmart, Inc., Term Loan, Maturing 3/11/22(12)	$187	$186,864
________________________________________________________________________________________________________
$186,864
________________________________________________________________________________________________________
Steel — 0.2%
________________________________________________________________________________________________________
Big River Steel, LLC, Term Loan, 6.94%, (3 mo. USD LIBOR + 5.00%), Maturing 8/23/23	$171	$172,239
GrafTech Finance, Inc., Term Loan, 5.15%, (1 mo. USD LIBOR + 3.50%), Maturing 2/12/25	323	322,249
________________________________________________________________________________________________________
$494,488
________________________________________________________________________________________________________
Telecommunications — 0.0%(1)
________________________________________________________________________________________________________
Intelsat Jackson Holdings S.A., Term Loan, 6.63%, Maturing 1/2/24(14)	$110	$111,581
________________________________________________________________________________________________________
$111,581
________________________________________________________________________________________________________
Total Senior Floating-Rate Loans (identified cost $5,930,997)	$5,985,039
________________________________________________________________________________________________________
Exchange-Traded Funds — 0.4%
Security	Shares	Value
________________________________________________________________________________________________________
Equity Funds — 0.4%
________________________________________________________________________________________________________
First Trust Preferred Securities and Income ETF	59,885	$1,211,474
________________________________________________________________________________________________________
Total Exchange-Traded Funds (identified cost $1,150,448)	$1,211,474
________________________________________________________________________________________________________
Warrants — 0.0%(1)
Security	Shares	Value
________________________________________________________________________________________________________
Media — 0.0%(1)
________________________________________________________________________________________________________
iHeartMedia, Inc., Exp. 5/1/39(2)	3,627	$64,125
________________________________________________________________________________________________________
Total Warrants (identified cost $60,109)	$64,125
________________________________________________________________________________________________________
Short-Term Investments — 0.8%
Description	Units	Value
________________________________________________________________________________________________________
Eaton Vance Cash Reserves Fund, LLC, 1.74%(15)	2,322,966	$2,323,199
________________________________________________________________________________________________________
Total Short-Term Investments (identified cost $2,323,145)	$2,323,199
________________________________________________________________________________________________________
Total Investments — 99.0% (identified cost $272,607,458)	$306,046,327
________________________________________________________________________________________________________
Less Unfunded Loan Commitments — (0.0)%(1)	$(11,757)
________________________________________________________________________________________________________
Net Investments — 99.0%
(identified cost $272,595,701)	$306,034,570
________________________________________________________________________________________________________
Other Assets, Less Liabilities — 1.0%	$3,151,292
________________________________________________________________________________________________________
Net Assets — 100.0%	$309,185,862
________________________________________________________________________________________________________

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

*	In U.S. dollars unless otherwise indicated.
(1)	Amount is less than 0.05% or (0.05)%, as applicable.
(2)	Non-income producing security.
(3)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At January 31, 2020, the aggregate value of these securities is $59,931,553 or 19.4% of the Portfolio's net assets.

(4)	Security converts to variable rate after the indicated fixed-rate coupon period.
(5)

Security exempt from registration under Regulation S of the Securities Act of 1933, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933. At January 31, 2020, the aggregate value of these securities is $26,426,166 or 8.5% of the Portfolio's net assets.

(6)	Perpetual security with no stated maturity date but may be subject to calls by the issuer.
(7)	Represents a payment-in-kind security which may pay interest in additional principal at the issuer's discretion.
(8)	Variable rate security. The stated interest rate represents the rate in effect at January 31, 2020.
(9)	When-issued security.
(10)	Issuer is in default with respect to interest and/or principal payments.
(11)

Senior floating-rate loans (Senior Loans) often require prepayments from excess cash flows or permit the borrowers to repay at their election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. However, Senior Loans will typically have an expected average life of approximately two to four years. Senior Loans typically have rates of interest which are redetermined periodically by reference to a base lending rate, plus a spread. These base lending rates are primarily the London Interbank Offered Rate ("LIBOR") and secondarily, the prime rate offered by one or more major United States banks (the "Prime Rate"). Base lending rates may be subject to a floor, or minimum rate.

(12)	This Senior Loan will settle after January 31, 2020, at which time the interest rate will be determined.
(13)	Unfunded loan commitment. The stated interest rate represents the commitment fee in effect at January 31, 2020. At January 31, 2020, the total value of unfunded loan commitments is $12,345.
(14)	Fixed-rate loan.
(15)

Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of January 31, 2020.

Global Income Builder Portfolio

January 31, 2020

Portfolio of Investments (Unaudited) - continued

Country Concentration of Portfolio
Country	Percentage of Total Investments		Value
United States	56.0%		$171,388,864
United Kingdom	8.4		25,607,018
Japan	4.4		13,443,967
France	3.6		10,959,366
Switzerland	3.2		9,913,957
Luxembourg	2.9		9,018,578
Canada	2.9		9,007,390
Germany	2.8		8,710,079
Spain	2.8		8,581,085
Sweden	2.6		7,902,261
Netherlands	1.6		4,839,681
Denmark	1.4		4,224,789
Italy	1.2		3,612,096
Australia	0.9		2,659,561
United Arab Emirates	0.7		2,213,096
Finland	0.7		2,033,713
Taiwan	0.6		1,808,284
Belgium	0.6		1,779,256
Greece	0.6		1,719,258
Hong Kong	0.5		1,606,934
China	0.5		1,376,195
Ireland	0.4		1,119,150
Zambia	0.2		753,251
Mexico	0.1		425,305
New Zealand	0.0	(1)	123,100
Brazil	0.0	(1)	8,619
Exchange-Traded Funds	0.4		1,211,474
Total Investments	100.0%		$306,046,327
(1)	Amount is less than 0.05%.

Global Income Builder Portfolio

January 31, 2020

Portfolio of Investments (Unaudited) - continued

Futures Contracts
Description		Number of Contracts	Position	Expiration Date	Notional Amount	Value/Unrealized Appreciation (Depreciation)
___________________________________________________________________________________________________________
Equity Futures
E-mini S&P 500 Index		58	Long	3/20/20	$9,349,600	$(126,642)
STOXX Europe 600 Banks Index		164	Short	3/20/20	(1,228,627)	(523)
STOXX Europe 600 Index		362	Short	3/20/20	(8,208,175)	166,192
___________________________________________________________________________________________________________
$39,027
___________________________________________________________________________________________________________
Abbreviations:
Abbreviations:
ADR	-	American Depositary Receipt
EURIBOR	-	Euro Interbank Offered Rate
LIBOR	-	London Interbank Offered Rate
PIK	-	Payment In Kind
Currency Abbreviations:
EUR	-	Euro
GBP	-	British Pound Sterling
USD	-	United States Dollar

Global Income Builder Portfolio

January 31, 2020

Portfolio of Investments (Unaudited) - continued

At January 31, 2020, the Portfolio had sufficient cash and/or securities to cover commitments under open derivative contracts.

The Portfolio is subject to equity price risk in the normal course of pursuing its investment objective. The Portfolio enters into equity futures contracts on securities indices to gain or limit exposure to certain markets, particularly in connection with engaging in the dividend capture trading strategy.

At January 31, 2020, the value of the Portfolio’s investment in affiliated funds was $2,323,199, which represents 0.8% of the Portfolio’s net assets. Transactions in affiliated funds by the Portfolio for the fiscal year to date ended January 31, 2020 were as follows:

Name of affiliated fund	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Dividend income	Units, end of period
Short-Term Investments
Eaton Vance Cash Reserves Fund, LLC	$1,345,311	$23,280,340	$(22,302,429)	$(76)	$53	$2,323,199	$5,426	2,322,966

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

• Level 1 – quoted prices in active markets for identical investments

• Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

• Level 3 – significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At January 31, 2020, the hierarchy of inputs used in valuing the Portfolio's investments and open derivative instruments, which are carried at value, were as follows:

Global Income Builder Portfolio

January 31, 2020

Portfolio of Investments (Unaudited) - continued

Asset Description	Level 1	Level 2	Level 3	Total
________________________________________________________________________________________________________
Common Stocks
Communication Services	$11,632,486	$4,815,920	$—	$16,448,406
Consumer Discretionary	9,859,109	9,508,012	—	19,367,121
Consumer Staples	3,527,776	7,462,954	—	10,990,730
Energy	7,104,322	—	—	7,104,322
Financials	12,792,271	15,244,649	—	28,036,920
Health Care	11,995,406	11,772,329	—	23,767,735
Industrials	10,677,683	17,598,995	—	28,276,678
Information Technology	17,100,997	9,621,556	—	26,722,553
Materials	—	5,821,618	—	5,821,618
Real Estate	3,366,843	—	—	3,366,843
Utilities	4,003,582	3,560,950	—	7,564,532
________________________________________________________________________________________________________
Total Common Stocks	$92,060,475	$85,406,983*	$—	$177,467,458
________________________________________________________________________________________________________
Preferred Stocks
Consumer Staples	$—	$519,330	$—	$519,330
Energy	688,421	—	—	688,421
Financials	274,258	120,978	—	395,236
Real Estate	573,232	—	—	573,232
Utilities	615,354	91,575	—	706,929
________________________________________________________________________________________________________
Total Preferred Stocks	$2,151,265	$731,883	$—	$2,883,148
________________________________________________________________________________________________________
Corporate Bonds & Notes	$—	$116,111,884	$—	$116,111,884
Senior Floating-Rate Loans (Less Unfunded Loan Commitments)	—	5,973,282	—	5,973,282
Exchange-Traded Funds	1,211,474	—	—	1,211,474
Warrants	64,125	—	—	64,125
Short-Term Investments	—	2,323,199	—	2,323,199
________________________________________________________________________________________________________
Total Investments	$95,487,339	$210,547,231	$—	$306,034,570
________________________________________________________________________________________________________
Futures Contracts	$166,192	$—	$—	$166,192
________________________________________________________________________________________________________
Total	$95,653,531	$210,547,231	$—	$306,200,762
________________________________________________________________________________________________________

Liability Description
________________________________________________________________________________________________________
Futures Contracts	$(127,165)	$—	$—	$(127,165)
________________________________________________________________________________________________________
Total	$(127,165)	$—	$—	$(127,165)
________________________________________________________________________________________________________
*

Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments that occurred after the close of trading in their applicable foreign markets.

Global Income Builder Portfolio

January 31, 2020

Portfolio of Investments (Unaudited) - continued

For information on the Portfolio's policy regarding the valuation of investments and other significant accounting policies, please refer to the Portfolio's most recent financial statements included in its semiannual or annual report to shareholders.